Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	30,000,000	30,000,000	30,000,000
Common stock, issued	5,907,255	5,907,255	5,907,255
Common stock, outstanding shares	5,907,255	5,907,255	5,907,255